CERTIFICATION


          Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 18 ("PEA No. 18") on April 30, 1999, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

               Aggressive Growth Portfolio - Institutional Shares Balanced Portfolio - Institutional Shares
               Flexible Income Portfolio - Institutional Shares Growth Portfolio - Institutional Shares
               International Growth Portfolio - Institutional Shares Worldwide Growth Portfolio - Institutional Shares High-Yield Portfolio - Institutional Shares
               Money Market Portfolio - Institutional Shares
               Capital Appreciation Portfolio - Institutional Shares Equity Income Portfolio - Institutional Shares
               Growth and Income Portfolio - Institutional Shares Aggressive Growth Portfolio - Retirement Shares Balanced Portfolio - Retirement Shares
               Flexible Income Portfolio - Retirement Shares
               Growth Portfolio - Retirement Shares
               International Growth Portfolio - Retirement Shares Worldwide Growth Portfolio - Retirement Shares High-Yield Portfolio - Retirement Shares
               Money Market Portfolio - Retirement Shares
               Capital Appreciation Portfolio - Retirement Shares Equity Income Portfolio - Retirement Shares
               Growth and Income Portfolio - Retirement Shares (collectively, the "Portfolios")

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         3. The text of PEA No. 18 has been filed electronically.

         DATED:  May 3, 1999

                                        JANUS ASPEN SERIES
                                        on behalf of the Portfolios



                                        By:/s/Bonnie M. Howe
                                            Bonnie M. Howe
                                            Assistant Vice President